Lease Commitments	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Lease Commitments

NOTE 4 LEASE COMMITMENTS

On August 25, 2015, the Company entered into a new office lease to lease approximately 13,399 square feet of office space located at 420 E. South Temple, Suite 520, Salt Lake City, UT 84111 for use as the Company’s new executive offices and labs. The lease commences twenty-one days after the date upon which the Company’s work in the premises has been substantially completed (the “Commencement Date”). As of September 30, 2015, the Commencement Date has not occurred. The lease terminates sixty-five months after the Commencement Date. Base rent payments due under the lease are expected to be approximately $1,231,526 in the aggregate over the term of the lease. The Company is also responsible for certain other costs under the lease, such as certain operating expenses, taxes, assessments, insurance, and utilities.

The Company also entered into a first amendment to the lease on August 26, 2015, pursuant to which the Company agreed to expand the premises under the lease by an additional 6,088 square feet on a month-to-month basis for an additional $8,437 per month.

The Company still leases approximately 33,000 square feet of office and manufacturing space at 2441 South 3850 West, Salt Lake City, UT 84120, which lease was extended previously to April 30, 2016 and will continue to use the facility for manufacturing space.

NOTE 6 LEASE COMMITMENTS

Capital Leases

The Company has entered into two lease agreements for the sale-leaseback of molecular diagnostic analyzers. The first agreement was entered into in November 2013 and provided for the sale of 125 molecular diagnostic analyzers for a sales price of $2,500,000, which are being leased back for a base period of thirty-six monthly payments of $74,875. The second agreement was entered into in April 2014 for the sale of 75 molecular diagnostic analyzers for a sales price of $1,500,000, which are being leased back for a base period of twenty-four monthly payments of $64,665. At the end of each lease term, the leases shall automatically renew for twelve additional months at the current monthly rate unless the Company gives written notice 150 days prior to the end of the lease. If timely notice is given the Company shall have the opportunity to: 1) repurchase the analyzers for a negotiated purchase price, not to exceed forty percent of their original cost; or 2) terminate the lease, return the property and enter into a new lease with new property that replaces the property of the old lease. Both the Company and the lessor shall have the right to reject any terms of option 1 or 2 and if rejected, the 12 month extension shall apply. As such, the Company is amortizing the capital lease over a forty-eight month period for the first agreement and a thirty-six month period for the second agreement. The second agreement also has a rewrite clause wherein the leasing company agrees to use its commercially best efforts to rewrite the lease agreement at more favorable terms when the Company raises sufficient capital to cover current and future expenses for a minimum of 12 months. The Company’s obligations under the lease agreements are secured by a $500,000 letter of credit. The Letter of Credit was issued by a bank at the behest of a non-profit foundation and Spring Forth Investments LLC both of which are related parties through Mr. David Spafford, a director of the Company. The Company is obligated to reimburse the non-profit foundation and Spring Forth Investments LLC for any draws made under the Letter of Credit. The lease agreement is also secured by personal guarantees from Mr. Ryan Ashton, the Chief Executive Officer of the Company, and Mr. Spafford (See Note 12 RELATED PARTY TRANSACTIONS). The lease is accounted for as a capital lease sale-leaseback transaction in accordance with ASC 840, “Leases”.

Annual future maturities of capital leases for the next five years are as follows:

Years ended December 31,
2015	$947,422
2016	1,305,426
2017	851,411
2018	—
2019	—

Total capital lease commitments	3,104,259
Less: current portion of capital leases	(947,422)

Long term portion of capital leases	$2,156,837

Operating leases

The Company leases office and manufacturing buildings as well as certain office equipment such as copiers and printers under operating lease agreements that expire at various dates.

Amounts charged to expense under operating leases were $293,773 and $284,941 for the years ended December 31, 2014 and 2013, respectively.

Operating lease commitments for the next five years are as follows:

Years ended December 31,
2015	$108,237
2016	4,937
2017	715
2018	—
2019	—

Total operating lease commitments	$113,889